Fair Value Measurement - Summary of Warrant Liabilities at Fair Value (Details) - Fair Value Measurements, Recurring ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities fair value	¥ 1,848
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities fair value	1,848
Warrant Liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities fair value	1,848
Warrant Liabilities | Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities fair value	¥ 1,848